Business Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
BUSINESS SEGMENTS

NOTE 3—BUSINESS SEGMENTS

Summarized financial information concerning the Company's reportable segments is presented below:

	For the Six Months ended June 30, 2020				For the Six Months ended June 30, 2019
	Retail & Appliances	Land Management Services	Corporate Services	Total	Retail & Appliances	Land Management Services	Corporate Services	Total
Revenue
Services	$-	$1,213,026	$-	$1,213,026	$-	$1,551,724	$-	$1,551,724
Sales of parts and equipment	-	605,047	-	605,047	-	852,810	-	852,810
Furniture and appliances revenue	26,148,192		-	26,148,192	10,616,050	-	-	10,616,050
Total Revenue	26,148,192	1,818,073	-	27,966,265	10,616,050	2,404,534	-	13,020,584

Total cost of sales	21,720,221	528,889	-	22,249,110	8,772,572	773,154	-	9,545,726
Total operating expenses	6,431,104	2,299,153	521,653	9,251,910	2,193,887	2,757,490	79,877	5,031,254
Loss from operations	$(2,003,125)	$(1,009,969)	$(521,653)	$(3,534,755)	$(350,409)	$(1,126,110)	$(79,877)	$(1,556,396)

	For the Three Months ended June 30, 2020				For the Three Months ended June 30, 2019
	Retail & Appliances	Land Management Services	Corporate Services	Total	Retail & Appliances	Land Management Services	Corporate Services	Total
Revenue
Services	$-	$766,927	$-	766,927	$-	$976,327	$-	$976,327
Sales of parts and equipment	-	316,976	-	316,976	-	615,836	-	615,836
Furniture and appliances revenue	16,471,014	-	-	16,471,014	10,616,050	-	-	10,616,050
Total Revenue	16,471,014	1,083,903	-	17,554,917	10,616,050	1,592,163	-	12,208,213

Total cost of sales	13,609,051	273,621	-	13,882,672	8,772,572	559,404	-	9,331,976
Total operating expenses	3,549,965	1,100,338	482,368	5,132,671	2,193,887	1,437,654	39,582	3,671,123
Loss from operations	$(688,002)	$(290,056)	$(482,368)	$(1,460,426)	$(350,409)	$(404,895)	$(39,582)	$(794,886)

NOTE 3 – BUSINESS SEGMENTS

Summarized financial information concerning the Company's reportable segments is presented below:

	For the Year Ended December 31, 2019				For the Year Ended December 31, 2018
	Land Management Services	Retail & Appliances	Corporate Services	Total	Land Management Services	Retail & Appliances	Corporate Services	Total
Revenue
Services	$4,201,414	$-	$-	$4,201,414	$4,631,507	$-	$-	$4,631,507
Sales of parts and equipment	2,178,611	-	-	2,178,611	2,702,340	-	-	2,702,340
Furniture and appliances revenue	-	34,668,113	-	34,668,113	-	-	-	-
Total Revenue	6,380,025	34,668,113	-	41,048,138	7,333,847	-	-	7,333,847

Total cost of sales	1,830,067	28,596,127	-	30,426,194	2,370,757	-	-	2,370,757
Total operating expenses	5,707,272	7,789,224	161,441	13,657,937	6,161,835	-	319,850	6,481,685
Loss from operations	$(1,157,314)	$(1,717,238)	$(161,441)	$(3,035,993)	$(1,198,745)	$-	$(319,850)	$(1,518,595)